Loans Receivable, Net	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loans Receivable, Net
Loans Receivable, Net

Loans receivable, net, at December 31, 2016 and 2015 are summarized below.

	December 31,
	2016		2015
	Balance	% of Total Gross Loans	Balance	% of Total Gross Loans
Residential Real Estate Loans	$77,979,909	21.2%	$76,373,071	22.5%
Consumer Loans	50,667,894	13.8%	50,380,289	14.8%
Commercial Business Loans	16,279,177	4.4%	12,514,133	3.7%
Commercial Real Estate Loans	222,599,294	60.6%	200,083,125	59.0%
Total Loans Held For Investment	367,526,274	100.0%	339,350,618	100.0%
Loans Held For Sale	4,243,907		2,462,559
Total Loans Receivable, Gross	371,770,181		341,813,177
Less:
Allowance For Loan Losses	8,356,231		8,275,133
Loans in Process	3,526,064		2,902,849
Deferred Loan Fees	165,040		62,466
	12,047,335		11,240,448
Total Loans Receivable, Net	$359,722,846		$330,572,729

The Company uses a risk based approach based on the following credit quality measures when analyzing the loan portfolio: pass, caution, special mention, and substandard. These indicators are used to rate the credit quality of loans for the purposes of determining the Company’s allowance for loan losses. Pass loans are loans that are performing and are deemed adequately protected by the net worth of the borrower or the underlying collateral value. These loans are considered to have the least amount of risk in terms of determining the allowance for loan losses. Loans that are graded as substandard are considered to have the most risk. These loans typically have an identified weakness or weaknesses and are inadequately protected by the net worth of the borrower or collateral value. All loans 90 days or more past due are automatically classified in this category. The caution and special mention categories fall in between the pass and substandard grades and consist of loans that do not currently expose the Company to sufficient risk to warrant adverse classification but possess weaknesses.

The following tables summarize the loan grades used by the Company to measure the credit quality of gross loans receivable, excluding those held for sale, by loan segment at December 31, 2016 and 2015.

December 31, 2016	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$70,503,057	$665,235	$1,082,928	$5,728,689	$77,979,909
Consumer	46,818,650	2,591,860	6,357	1,251,027	50,667,894
Commercial Business	14,731,698	1,002,170	50,081	495,228	16,279,177
Commercial Real Estate	127,068,983	71,927,031	18,153,718	5,449,562	222,599,294
Total	$259,122,388	$76,186,296	$19,293,084	$12,924,506	$367,526,274

December 31, 2015	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$67,605,311	$1,264,415	$607,336	$6,896,009	$76,373,071
Consumer	46,344,056	2,510,519	81,617	1,444,097	50,380,289
Commercial Business	10,519,123	1,465,136	102,046	427,828	12,514,133
Commercial Real Estate	129,242,390	43,863,659	17,304,431	9,672,645	200,083,125
Total	$253,710,880	$49,103,729	$18,095,430	$18,440,579	$339,350,618

(4)      Loans Receivable, Net, Continued

The following tables present an age analysis of past due balances by category at December 31, 2016 and 2015.

	December 31, 2016
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$653,858	$—	$2,488,158	$3,142,016	$74,837,893	$77,979,909
Consumer	625,178	119,640	241,571	986,389	49,681,505	50,667,894
Commercial Business	536,492	69,256	145,401	751,149	15,528,028	16,279,177
Commercial Real Estate	1,719,758	256,285	2,639,837	4,615,880	217,983,414	222,599,294
Total	$3,535,286	$445,181	$5,514,967	$9,495,434	$358,030,840	$367,526,274

	December 31, 2015
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,144,381	$3,306,675	$4,451,056	$71,922,015	$76,373,071
Consumer	710,881	282,314	575,866	1,569,061	48,811,228	50,380,289
Commercial Business	101,201	—	178,076	279,277	12,234,856	12,514,133
Commercial Real Estate	3,309,287	929,819	2,973,135	7,212,241	192,870,884	200,083,125
Total	$4,121,369	$2,356,514	$7,033,752	$13,511,635	$325,838,983	$339,350,618

At December 31, 2016 and 2015, the Company did not have any loans that were 90 days or more past due and still accruing interest. Our strategy is to work with our borrowers to reach acceptable payment plans while protecting our interests in the existing collateral.  In the event an acceptable arrangement cannot be reached, we may have to acquire these properties through foreclosure or other means and subsequently sell, develop, or liquidate them. The following table shows non-accrual loans by category at December 31, 2016 compared to 2015.

	December 31, 2016		December 31, 2015
	Amount	Percent (1)	Amount	Percent (1)	$ Decrease	% Decrease
Non-accrual Loans:
Residential Real Estate	$2,488,158	0.7%	$3,306,675	1.0%	$(818,517)	(24.8)%
Consumer	241,571	0.1	575,866	0.2	(334,295)	(58.1)
Commercial Business	145,401	—	178,076	0.1	(32,675)	(18.3)
Commercial Real Estate	2,639,837	0.7	2,973,135	0.8	(333,298)	(11.2)
Total Non-accrual Loans	$5,514,967	1.5%	$7,033,752	2.1%	$(1,518,785)	(21.6)%

(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.

(4)      Loans Receivable, Net, Continued

The following tables show the activity in the allowance for loan losses by category for the years ended December 31, 2016, 2015 and 2014.

	For the Year Ended December 31, 2016
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,323,183	$1,063,153	$773,948	$5,114,849	$8,275,133
Provision	223,232	88,466	247,320	(59,018)	500,000
Charge-Offs	(197,381)	(241,738)	(150,000)	(374,144)	(963,263)
Recoveries	11,312	86,739	11,731	434,579	544,361
Ending Balance	$1,360,346	$996,620	$882,999	$5,116,266	$8,356,231

	For the Year Ended December 31, 2015
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,392,065	$886,716	$159,353	$5,919,362	$8,357,496
Provision	53,694	549,462	617,658	(1,220,814)	—
Charge-Offs	(216,525)	(527,055)	(10,947)	(761,941)	(1,516,468)
Recoveries	93,949	154,030	7,884	1,178,242	1,434,105
Ending Balance	$1,323,183	$1,063,153	$773,948	$5,114,849	$8,275,133

	For the Year Ended December 31, 2014
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,706,643	$847,777	$426,658	$7,260,892	$10,241,970
Provision	(91,991)	352,305	(53,435)	243,121	450,000
Charge-Offs	(359,021)	(372,460)	(328,094)	(2,055,258)	(3,114,833)
Recoveries	136,434	59,094	114,224	470,607	780,359
Ending Balance	$1,392,065	$886,716	$159,353	$5,919,362	$8,357,496

The following tables present information related to impaired loans evaluated individually and collectively for impairment in the allowance for loan losses at December 31, 2016 and 2015.

	Allowance For Loan Losses
December 31, 2016	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,360,346	$1,360,346
Consumer	1,699	994,921	996,620
Commercial Business	—	882,999	882,999
Commercial Real Estate	12,590	5,103,676	5,116,266
Total	$14,289	$8,341,942	$8,356,231

(4)      Loans Receivable, Net, Continued

	Allowance For Loan Losses
December 31, 2015	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,323,183	$1,323,183
Consumer	32,300	1,030,853	1,063,153
Commercial Business	—	773,948	773,948
Commercial Real Estate	49,300	5,065,549	5,114,849
Total	$81,600	$8,193,533	$8,275,133

The following tables present information related to impaired loans evaluated individually and collectively for impairment in loans receivable at December 31, 2016 and 2015.

	Loans Receivable
December 31, 2016	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$2,181,740	$75,798,169	$77,979,909
Consumer	170,552	50,497,342	50,667,894
Commercial Business	145,401	16,133,776	16,279,177
Commercial Real Estate	5,830,341	216,768,953	222,599,294
Total	$8,328,034	$359,198,240	$367,526,274

	Loans Receivable
December 31, 2015	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$2,922,105	$73,450,966	$76,373,071
Consumer	372,382	50,007,907	50,380,289
Commercial Business	162,201	12,351,932	12,514,133
Commercial Real Estate	9,190,640	190,892,485	200,083,125
Total	$12,647,328	$326,703,290	$339,350,618

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment and records the loan at fair value. Fair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sale, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and, if it is over 24 months old, will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis. The average balance of total impaired loans was $13.2 million for year ended December 31, 2016 compared to $13.1 million for the year ended December 31, 2015.

(4)       Loans Receivable, Net, Continued

The following tables present information related to impaired loans by loan category as of and for the years ended December 31, 2016, 2015 and 2014.

	December 31, 2016
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,181,740	$2,263,240	$—	$3,443,140	$6,371
Consumer	110,114	118,414	—	293,287	—
Commercial Business	145,401	995,401	—	300,386	—
Commercial Real Estate	5,424,701	7,207,688	—	8,688,506	227,441
With an Allowance Recorded:
Consumer	60,438	60,438	1,699	61,947	4,591
Commercial Real Estate	405,640	418,654	12,590	426,569	22,798
Total
Residential Real Estate	2,181,740	2,263,240	—	3,443,140	6,371
Consumer	170,552	178,852	1,699	355,234	4,591
Commercial Business	145,401	995,401	—	300,386	—
Commercial Real Estate	5,830,341	7,626,342	12,590	9,115,075	250,239
Total	$8,328,034	$11,063,835	$14,289	$13,213,835	$261,201

	December 31, 2015
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,922,105	$3,033,735	$—	$3,014,807	$13,909
Consumer	120,889	129,188	—	130,202	—
Commercial Business	162,201	362,201	—	190,562	—
Commercial Real Estate	8,620,301	10,969,642	—	8,952,868	245,197
With an Allowance Recorded:
Consumer	251,493	256,923	32,300	254,611	4,789
Commercial Real Estate	570,339	577,139	49,300	579,418	31,684
Total
Residential Real Estate	2,922,105	3,033,735	—	3,014,807	13,909
Consumer	372,382	386,111	32,300	384,813	4,789
Commercial Business	162,201	362,201	—	190,562	—
Commercial Real Estate	9,190,640	11,546,781	49,300	9,532,286	276,881
Total	$12,647,328	$15,328,828	$81,600	$13,122,468	$295,579

(4)       Loans Receivable, Net, Continued

	December 31, 2014
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,519,814	$2,618,003	$—	$2,642,156	$—
Consumer	152,029	159,529	—	155,602	1,510
Commercial Business	236,030	436,030	—	413,653	—
Commercial Real Estate	13,721,964	18,088,149	—	14,980,690	297,839
With An Allowance Recorded:
Consumer	66,203	66,203	2,600	67,522	4,867
Commercial Real Estate	3,551,915	3,582,465	472,400	3,952,066	60,207
Total
Residential Real Estate	2,519,814	2,618,003	—	2,642,156	—
Consumer	218,232	225,732	2,600	223,124	6,377
Commercial Business	236,030	436,030	—	413,653	—
Commercial Real Estate	17,273,879	21,670,614	472,400	18,932,756	358,046
Total	$20,247,955	$24,950,379	$475,000	$22,211,689	$364,423

In the course of resolving delinquent loans, the Bank may choose to restructure the contractual terms of certain loans. A troubled debt restructuring ("TDR") is a restructuring in which the Bank, for economic or legal reasons related to a borrower’s financial difficulties, grants a concession to a borrower that it would not otherwise consider (FASB ASC Topic 310-40).  The concessions granted on TDRs generally include terms to reduce the interest rate, extend the term of the debt obligation, or modify the payment structure on the debt obligation. The Bank grants such concessions to reassess the borrower’s financial status and develop a plan for repayment.  TDRs included in impaired loans at December 31, 2016 and 2015 were $4.6 million and $6.7 million, respectively.

At the date of modification, TDRs are initially classified as nonaccrual TDRs. They are returned to accruing status when there is economic substance to the restructuring, there is documented credit evaluation of the borrower's financial condition, the remaining balance is reasonably assured of repayment in accordance with its modified terms, and the borrower has demonstrated sustained repayment performance in accordance with the modified terms for a reasonable period of time (generally a minimum of six months).

The Bank did not modify any loans that were considered to be TDRs during the year ended December 31, 2016.

The following table summarizes the loans restructured as TDRs during the periods indicated:

	Year Ended December 31,
	2015			2014
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Consumer	1	$36,460	$36,460	—	$—	$—
Commercial Real Estate	6	922,000	922,000	2	186,188	186,188
Total	7	958,460	958,460	2	186,188	186,188

(4)       Loans Receivable, Net, Continued

During the year ended December 31, 2015, the Bank modified seven loans that were considered TDRs. The Bank lowered the interest rate on three of the loans to allow the borrowers to begin making monthly principal and interest payments and changed the monthly payment to interest only for an agreed upon period for the other four loans. During the year ended December 31, 2014, the Bank modified two loans that were considered to be TDRs by lowering the interest rate on both loans.

The following table is a summary of TDRs restructured during the periods indicated that subsequently defaulted during the same period:

	Year Ended December 31,
	2016		2015		2014
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial Real Estate	—	—	2	30,713	1	66,138
Total	—	$—	2	$30,713	1	$66,138

At December 31, 2016, two loans totaling $599,000 that had previously been restructured as TDRs were in default. Neither loan had been restructured within the last 12 months. At December 31, 2015, six loans that had been previously restructured were in default, including two which had been restructured within the last 12 months. At December 31, 2014, seven previously restructured loans were in default, including one which had been restructured during the same period. The Bank considers any loan 30 days or more past due to be in default.

Our policy with respect to accrual of interest on loans restructured as a TDR follows relevant supervisory guidance.  That is, if a borrower has demonstrated performance under the previous loan terms and shows capacity to perform under the restructured loan terms, continued accrual of interest at the restructured interest rate is probable.  If a borrower was materially delinquent on payments prior to the restructuring but shows capacity to meet the restructured loan terms, the loan will likely continue as nonaccrual going forward.  Lastly, if the borrower does not perform under the restructured terms, the loan is placed on nonaccrual status.

We will continue to closely monitor these loans and will cease accruing interest on them if management believes that the borrowers may not continue performing based on the restructured note terms.  If, after previously being classified as a TDR, a loan is restructured a second time, then that loan is automatically placed on nonaccrual status.  Our policy with respect to nonperforming loans requires the borrower to become current and then make a minimum of six consecutive payments in accordance with the loan terms before that loan can be placed back on accrual status.  Further, the borrower must show capacity to continue performing into the future prior to restoration of accrual status.